FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0%
	ADVERTISING & MARKETING - 0.0%(a)
40	Omnicom Group, Inc.	$ 4,136

	AEROSPACE & DEFENSE - 0.1%
27	AeroVironment, Inc.(b)	5,414
17	Dassault Aviation S.A.(c)	3,502
5,241	Saab A.B.(c)	111,428
21	Teledyne Technologies, Inc.(b)	9,191
		129,535
	APPAREL & TEXTILE PRODUCTS - 0.1%
19	adidas A.G.(c)	5,033
106	Gildan Activewear, Inc.(c)	4,990
33	Hermes International SCA (c)	81,057
82	LVMH Moet Hennessy Louis Vuitton S.E.(c)	62,863
239	NIKE, Inc., Class B	21,128
		175,071
	ASSET MANAGEMENT - 0.2%
1,208	Apollo Global Management, Inc.	150,891
104	BlackRock, Inc.	98,749
1,410	EQT A.B.(c)	48,251
44	Groupe Bruxelles Lambert N.V.(c)	3,427
162	Intermediate Capital Group PLC(c)	4,826
		306,144
	AUTOMOTIVE - 0.2%
1,028	Niterra Company Ltd.(c)	28,574
238	Rheinmetall A.G.(c)	128,898
662	Tesla, Inc.(b)	173,199
		330,671
	BANKING - 0.4%
30,802	Banco Santander S.A.(c)	157,783
2,106	Bank of America Corporation	83,566
377	Bank of Ireland Group PLC(c)	4,210
843	CaixaBank S.A.(c)	5,035
516	Commonwealth Bank of Australia(c)	48,303
8,185	HSBC Holdings PLC(c)	73,232

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	BANKING - 0.4% (Continued)
3,064	Intesa Sanpaolo SpA(c)	$ 13,092
1,509	JPMorgan Chase & Company	318,189
54	KBC Group N.V.(c)	4,294
42	Macquarie Group Ltd.(c)	6,748
6,236	Mitsubishi UFJ Financial Group, Inc.(c)	63,065
354	Nordea Bank Abp(c)	4,169
625	Royal Bank of Canada(c)	78,015
363	Toronto-Dominion Bank (The)(c)	22,956
		882,657
	BEVERAGES - 0.0%(a)
933	Celsius Holdings, Inc.(b)	29,259
151	Monster Beverage Corporation(b)	7,878
		37,137
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.8%
512	AbbVie, Inc.	101,110
233	Amgen, Inc.	75,075
753	AstraZeneca PLC(c)	116,662
113	Bayer A.G.(c)	3,816
914	Bristol-Myers Squibb Company	47,290
593	CSL Ltd.(c)	117,378
407	Eli Lilly & Company	360,578
4	GRAIL, Inc.(b)	55
806	Johnson & Johnson	130,620
735	Merck & Company, Inc.	83,467
1,922	Novo Nordisk A/S(c)	225,849
1,258	Rhythm Pharmaceuticals, Inc.(b)	65,907
324	Sanofi S.A.(c)	37,122
2,147	Structure Therapeutics, Inc. - ADR(b)(c)	94,232
1,461	Viking Therapeutics, Inc.(b)	92,496
		1,551,657
	CABLE & SATELLITE - 0.0%(a)
1,174	Comcast Corporation, Class A	49,038

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	CHEMICALS - 0.1%
31	Arkema S.A.(c)	$ 2,951
200	Dow, Inc.	10,926
394	Sherwin-Williams Company (The)	150,379
141	Yara International ASA(c)	4,464
		168,720
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,714	Castellum A.B.(b)(c)	54,440
199	Compass Group PLC(c)	6,369
1,677	Daiseki Company Ltd.(c)	43,697
64	Intertek Group PLC(c)	4,415
1,885	Recruit Holdings Company Ltd.(c)	114,170
318	Republic Services, Inc.	63,867
569	Waste Connections, Inc.(c)	101,720
354	Waste Management, Inc.	73,490
		462,168
	CONSTRUCTION MATERIALS - 0.1%
1,110	Holcim A.G.(c)	108,285
943	Kingspan Group PLC(c)	88,567
		196,852
	CONTAINERS & PACKAGING - 0.1%
762	AptarGroup, Inc.	122,064
4,080	Billerud Aktiebolag(c)	46,808
		168,872
	DATA CENTER REIT - 0.1%
153	Equinix, Inc.	135,808

	DIVERSIFIED INDUSTRIALS - 0.0%(a)
108	Eaton Corporation PLC(c)	35,795
226	Emerson Electric Company	24,718
		60,513
	E-COMMERCE DISCRETIONARY - 0.3%
3,429	Amazon.com, Inc.(b)	638,926

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	ELECTRIC UTILITIES - 1.2%
1,536	Alliant Energy Corporation	$ 93,220
499	Ameren Corporation	43,643
1,989	American Electric Power Company, Inc.	204,071
1,587	Boralex, Inc.(c)	42,224
710	Consolidated Edison, Inc.	73,932
1,030	Duke Energy Corporation	118,759
307	E.ON S.E.(c)	4,565
1,719	Edison International	149,708
436	EDP Renovaveis S.A.(c)	7,627
10,129	Enel SpA(c)	80,921
1,001	Engie S.A.(c)	17,293
1,205	Evergy, Inc.	74,722
735	Eversource Energy	50,017
4,418	FirstEnergy Corporation	195,938
293	Hydro One Ltd.(c)	10,157
7,724	Iberdrola S.A.(c)	119,459
5,179	National Grid PLC(c)	71,320
3,723	NextEra Energy, Inc.	314,705
1,684	Pinnacle West Capital Corporation	149,186
1,128	Public Service Enterprise Group, Inc.	100,629
330	RWE A.G.(c)	12,008
2,676	SEMPRA	223,794
809	Southern Company (The)	72,956
807	WEC Energy Group, Inc.	77,617
		2,308,471
	ELECTRICAL EQUIPMENT - 0.4%
814	AMETEK, Inc.	139,772
351	Amphenol Corporation, Class A	22,871
719	Assa Abloy A.B., Class B(c)	24,187
772	Daikin Industries Ltd.(c)	107,830
60	Hubbell, Inc.	25,701
488	Nibe Industrier A.B.(c)	2,675
20	Novanta, Inc.(b)(c)	3,578
472	nVent Electric PLC(c)	33,163

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
14	Schindler Holding A.G.(c)	$ 4,103
715	Schneider Electric S.E.(c)	188,045
487	Trane Technologies PLC(c)	189,311
		741,236
	ENGINEERING & CONSTRUCTION - 0.5%
517	AECOM	53,391
639	Arcosa, Inc.	60,552
2,993	Cellnex Telecom S.A.(c)	121,405
236	Comfort Systems USA, Inc.	92,123
903	Construction Partners, Inc., Class A(b)	63,029
1,520	Fluor Corporation(b)	72,519
856	Granite Construction, Inc.	67,864
411	Jacobs Solutions, Inc.	53,800
930	KBR, Inc.	60,571
606	Primoris Services Corporation	35,196
271	Quanta Services, Inc.	80,799
736	Sterling Infrastructure, Inc.(b)	106,735
1,625	Tetra Tech, Inc.	76,635
		944,619
	ENTERTAINMENT CONTENT - 0.1%
217	Capcom Company Ltd.(c)	5,025
140	Konami Group Corporation(c)	14,168
98	Square Enix Holdings Company Ltd.(c)	3,883
517	Take-Two Interactive Software, Inc.(b)	79,468
		102,544
	FOOD - 0.3%
669	Bakkafrost P/F(c)	38,516
2,875	BellRing Brands, Inc.(b)	174,570
4,575	Mowi ASA(c)	82,270
1,890	Nestle S.A.(c)	189,737
121	Salmar ASA(c)	6,347
219	Simply Good Foods Company (The)(b)	7,615
3,899	Vital Farms, Inc.(b)	136,738
		635,793

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
930	West Fraser Timber Company Ltd.(c)	$ 90,620

	GAS & WATER UTILITIES - 0.2%
1,693	American Water Works Company, Inc.	247,584
1,838	Veolia Environnement S.A.(c)	60,414
		307,998
	HEALTH CARE FACILITIES & SERVICES - 1.7%
5,448	Cardinal Health, Inc.	602,113
2,688	Cencora, Inc.	605,015
3,120	Centene Corporation(b)	234,874
843	Cigna Group (The)	292,049
789	CVS Health Corporation	49,612
708	Elevance Health, Inc.	368,160
187	Humana, Inc.	59,230
1,352	McKesson Corporation	668,455
494	Molina Healthcare, Inc.(b)	170,213
638	UnitedHealth Group, Inc.	373,026
		3,422,747
	HOME CONSTRUCTION - 1.1%
1,909	DR Horton, Inc.	364,181
3,119	KB Home	267,267
926	Lennar Corporation, Class A	173,606
749	LGI Homes, Inc.(b)	88,771
443	Meritage Homes Corporation	90,846
30	NVR, Inc.(b)	294,354
1,935	PulteGroup, Inc.	277,731
2,854	Taylor Morrison Home Corporation(b)	200,522
1,387	Toll Brothers, Inc.	214,278
3,720	Tri Pointe Homes, Inc.(b)	168,553
		2,140,109
	HOUSEHOLD PRODUCTS - 0.3%
1,289	Church & Dwight Company, Inc.	134,984
149	Colgate-Palmolive Company	15,468
43	Estee Lauder Companies, Inc. (The), Class A	4,287

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.3% (Continued)
1,469	Procter & Gamble Company (The)	$ 254,430
272	Reckitt Benckiser Group PLC(c)	16,645
3,255	Unicharm Corporation(c)	117,382
		543,196
	INDUSTRIAL REIT - 0.0%(a)
744	Prologis, Inc.	93,952

	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
50	Ashtead Group PLC(c)	3,868
67	United Rentals, Inc.	54,252
		58,120
	INFRASTRUCTURE REIT - 0.0%(a)
201	American Tower Corporation, Class A	46,745

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
181	CME Group, Inc.	39,938
129	Deutsche Boerse A.G.(c)	30,264
655	Interactive Brokers Group, Inc., Class A	91,281
283	London Stock Exchange Group PLC(c)	38,669
1,055	Morgan Stanley	109,973
		310,125
	INSURANCE - 0.5%
25	Allstate Corporation (The)	4,741
39	Aon PLC, Class A(c)	13,494
108	Arch Capital Group Ltd.(b)	12,083
374	Arthur J Gallagher & Company	105,232
477	Berkshire Hathaway, Inc., Class B(b)	219,545
461	Chubb Ltd.	132,948
262	Coface S.A.(c)	4,285
123	Fairfax Financial Holdings Ltd.(c)	155,322
1,057	Hartford Financial Services Group, Inc. (The)	124,314
142	Marsh & McLennan Companies, Inc.	31,679
833	MS&AD Insurance Group Holdings, Inc.(c)	19,300
169	Progressive Corporation (The)	42,885

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	INSURANCE - 0.5% (Continued)
119	SCOR S.E.(c)	$ 2,658
5	Swiss Life Holding A.G.(c)	4,171
778	Tokio Marine Holdings, Inc.(c)	28,316
477	Travelers Companies, Inc. (The)	111,675
834	Voya Financial, Inc.	66,069
		1,078,717
	INTERNET MEDIA & SERVICES - 0.7%
460	Airbnb, Inc., Class A(b)	58,333
1,697	Alphabet, Inc., Class A	281,447
1,480	Alphabet, Inc., Class C	247,441
381	Auto Trader Group PLC(c)	4,421
709	Meta Platforms, Inc., Class A	405,859
163	Netflix, Inc.(b)	115,611
28	REA Group Ltd.(c)	3,891
475	Rightmove PLC(c)	3,921
360	Shopify, Inc., Class A(b)(c)	28,844
47	Spotify Technology S.A.(b)(c)	17,321
1,785	Uber Technologies, Inc.(b)	134,161
		1,301,250
	LEISURE FACILITIES & SERVICES - 0.2%
1,456	Chipotle Mexican Grill, Inc.(b)	83,895
209	McDonald's Corporation	63,643
1,045	Starbucks Corporation	101,877
970	TKO Group Holdings, Inc.(b)	119,998
		369,413
	MACHINERY - 0.1%
1,502	Atlas Copco A.B., Class A(c)	29,057
287	Atlas Copco A.B., Class B(c)	4,912
666	Crane Company	105,414
1,123	Ingersoll Rand, Inc.	110,234
289	TOMRA Systems ASA(c)	4,259
		253,876
	MEDICAL EQUIPMENT & DEVICES - 0.2%
1,046	Boston Scientific Corporation(b)	87,655

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.2% (Continued)
307	Cochlear Ltd.(c)	$ 59,878
885	Edwards Lifesciences Corporation(b)	58,401
998	Hoya Corporation(c)	137,384
25	Illumina, Inc.(b)	3,260
208	Insulet Corporation(b)	48,412
29	Mettler-Toledo International, Inc.(b)	43,491
		438,481
	METALS & MINING - 0.2%
138	BHP Group Ltd.(c)	4,385
39,996	Denison Mines Corporation(b)(c)	72,757
11,256	Energy Fuels, Inc.(b)(c)	61,844
689	Hecla Mining Company	4,596
1,515	Newmont Corporation	80,977
630	Norsk Hydro ASA(c)	4,087
207	Pan American Silver Corporation	4,320
577	Rio Tinto Ltd.(c)	51,516
943	Rio Tinto PLC(c)	66,809
178	Royal Gold, Inc.	24,973
		376,264
	MULTI ASSET CLASS REIT - 0.0%(a)
4,860	Segro PLC(c)	56,790

	OIL & GAS PRODUCERS - 0.2%
2,620	CNX Resources Corporation(b)	85,333
9,640	Itochu Enex Company Ltd.(c)	104,500
127	Murphy USA, Inc.	62,594
3,152	Parkland Corporation(c)	81,253
		333,680
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
8,366	Aker Solutions ASA(c)	32,174
3,643	Baker Hughes Company	131,694
1,593	Expro Group Holdings N.V.(b)(c)	27,352
2,457	Schlumberger N.V.(c)	103,071
		294,291

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(a)
3,484	Future PLC(c)	$ 47,093
122	Schibsted ASA(c)	3,938
		51,031
	RESIDENTIAL REIT - 0.4%
2,657	American Homes 4 Rent, Class A	102,002
373	AvalonBay Communities, Inc.	84,018
450	Camden Property Trust	55,589
1,016	Equity LifeStyle Properties, Inc.	72,481
868	Equity Residential	64,631
237	Essex Property Trust, Inc.	70,015
3,331	Invitation Homes, Inc.	117,451
294	Mid-America Apartment Communities, Inc.	46,717
474	Sun Communities, Inc.	64,061
1,083	UDR, Inc.	49,103
265	UNITE Group PLC (The)(c)	3,330
		729,398
	RETAIL - CONSUMER STAPLES - 0.8%
419	Costco Wholesale Corporation	371,452
3,887	Hims & Hers Health, Inc.(b)	71,599
1,237	Kroger Company (The)	70,880
1,854	Sprouts Farmers Market, Inc.(b)	204,700
16,853	Tesco PLC(c)	80,823
10,229	Walmart, Inc.	825,991
		1,625,445
	RETAIL - DISCRETIONARY - 0.3%
426	Brunello Cucinelli SpA(c)	45,892
446	Home Depot, Inc. (The)	180,718
37,585	JD Sports Fashion PLC(c)	77,411
363	Lowe's Companies, Inc.	98,319
202	Lululemon Athletica, Inc.(b)	54,813
856	Pets at Home Group PLC(c)	3,495
1,066	TJX Companies, Inc. (The)	125,298
		585,946

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	SELF-STORAGE REIT - 0.0%(a)
488	Big Yellow Group PLC(c)	$ 8,273
63	Public Storage	22,924
404	Safestore Holdings PLC(c)	4,845
		36,042
	SEMICONDUCTORS - 1.0%
516	Applied Materials, Inc.	104,258
242	BE Semiconductor Industries N.V.(c)	30,597
1,773	Broadcom, Inc.	305,843
96	KLA Corporation	74,343
112	Lam Research Corporation	91,401
263	Microchip Technology, Inc.	21,116
994	Micron Technology, Inc.	103,088
7,793	NVIDIA Corporation	946,382
332	NXP Semiconductors N.V.(c)	79,683
329	QUALCOMM, Inc.	55,946
543	Taiwan Semiconductor Manufacturing Company Ltd. - ADR(c)	94,303
		1,906,960
	SOFTWARE - 1.1%
143	Adobe, Inc.(b)	74,043
502	Akamai Technologies, Inc.(b)	50,677
192	ANSYS, Inc.(b)	61,177
77	Autodesk, Inc.(b)	21,212
263	Cadence Design Systems, Inc.(b)	71,281
134	Dassault Systemes S.E.(c)	5,316
21	HubSpot, Inc.(b)	11,164
110	Intuit, Inc.	68,310
2,657	Microsoft Corporation	1,143,307
214	Neste OYJ	4,153
38	Okta, Inc.(b)	2,825
890	Oracle Corporation	151,656
93	Palo Alto Networks, Inc.(b)	31,787
20	PTC, Inc.(b)	3,613
79	Roper Technologies, Inc.	43,959
393	Salesforce, Inc.	107,568

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	SOFTWARE - 1.1% (Continued)
307	SAP S.E.(c)	$ 69,871
157	ServiceNow, Inc.(b)	140,419
8	Tyler Technologies, Inc.(b)	4,670
177	Workday, Inc., Class A(b)	43,261
		2,110,269
	STEEL - 0.0%(a)
173	ArcelorMittal S.A.(c)	4,534
1,983	Mitsui & Company Ltd.(c)	43,848
		48,382
	TECHNOLOGY HARDWARE - 0.6%
4,233	Apple, Inc.	986,290
428	Nintendo Company Ltd.(c)	22,739
494	Panasonic Holdings Corporation(c)	4,272
3,800	Sony Group Corporation(c)	73,435
14	Super Micro Computer, Inc.(b)	5,830
		1,092,566
	TECHNOLOGY SERVICES - 0.7%
200	Accenture PLC, Class A(c)	70,696
3	Adyen N.V.(b)(c)	4,685
1,419	Amadeus IT Group S.A.(c)	102,574
40	Amdocs Ltd.(c)	3,499
411	Amentum Holdings, Inc.(b)	13,255
114	Automatic Data Processing, Inc.	31,547
27	Booz Allen Hamilton Holding Corporation	4,395
366	Broadridge Financial Solutions, Inc.	78,701
98	Computacenter PLC(c)	3,242
118	Corpay, Inc.(b)	36,906
34	Equifax, Inc.	9,991
260	Experian PLC(c)	13,665
7	FactSet Research Systems, Inc.	3,219
23	Fair Isaac Corporation(b)	44,701
683	Fiserv, Inc.(b)	122,701
290	International Business Machines Corporation	64,113
364	Mastercard, Inc., Class A	179,744

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	TECHNOLOGY SERVICES - 0.7% (Continued)
51	MSCI, Inc.	$ 29,729
1,035	Netcompany Group A/S(b)(c)	47,578
80	Paychex, Inc.	10,735
313	PayPal Holdings, Inc.(b)	24,423
879	QinetiQ Group PLC(c)	5,281
794	RELX PLC(c)	37,250
209	S&P Global, Inc.	107,974
201	Softcat PLC(c)	4,171
38	Verisk Analytics, Inc.	10,182
675	Visa, Inc., Class A	185,592
254	WEX, Inc.(b)	53,271
127	Wolters Kluwer N.V.(c)	21,395
		1,325,215
	TELECOMMUNICATIONS - 0.0%(a)
209	TELUS Corporation(c)	3,507
102	T-Mobile US, Inc.	21,049
1,268	Verizon Communications, Inc.	56,945
		81,501
	TRANSPORTATION & LOGISTICS - 0.2%
1,790	Ardmore Shipping Corporation(c)	32,399
603	CH Robinson Worldwide, Inc.	66,553
461	DSV A/S(c)	95,185
658	Expeditors International of Washington, Inc.	86,461
10	Kuehne + Nagel International A.G.(c)	2,727
272	Scorpio Tankers, Inc.(c)	19,394
		302,719
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
905	ITOCHU Corporation(c)	48,346

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares						Fair Value
	COMMON STOCKS — 16.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(a)
2,023	Toyota Tsusho Corporation(c)					$ 36,385

	TOTAL COMMON STOCKS (Cost $26,562,968)					31,527,147

Contracts
	CURRENCY OPTIONS PURCHASED - 0.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.2%
	AUDcJPYp Digi	JPM	01/03/2025	115.0000	$ 157,000	722
	AUDcNZDp	JPM	10/15/2024	1.1000	5,164,000	3,301
	AUDcNZDp Digi	JPM	10/17/2024	1.1500	392,000	106
	AUDcUSDp Digi	JPM	12/24/2024	0.7300	612,000	52,811
	EURcUSDp Digi	JPM	12/23/2024	1.1700	524,000	37,734
	USDcBRLp	JPM	11/08/2024	6.0000	4,111,000	6,539
	USDcCNHp	JPM	11/01/2024	7.0200	3,983,000	4,580
	USDcCNHp	JPM	11/28/2024	7.4500	19,334,000	5,901
	USDcCNHp	JPM	02/05/2025	7.7000	26,511,000	14,134
	USDcCNHp Digi	JPM	10/18/2024	7.7000	216,000	10
	USDcCNHp Digi	JPM	10/30/2024	7.5000	214,000	638
	USDcCNHp Digi	JPM	12/18/2024	7.6250	2,250,000	18,433
	USDcCNHp Digi	JPM	12/20/2024	7.7750	45,000	178
	USDcCNHp Digi	CIT	07/19/2025	7.4000	103,000	8,916
	USDcJPYp	JPM	10/07/2024	152.0000	9,096,000	6
	USDcJPYp	JPM	11/01/2024	162.0000	6,388,000	25
	USDcJPYp	JPM	02/25/2025	175.0000	30,683,000	3,397
	USDcJPYp Digi	JPM	12/23/2024	164.0000	41,000	253
	USDcJPYp Digi	JPM	02/17/2025	171.0000	872,000	4,141
	USDcJPYp Digi	JPM	06/30/2025	182.5000	207,000	867
	USDcMXNp	JPM	10/23/2024	21.3500	2,007,000	2,585
	USDcMXNp	JPM	11/01/2024	20.9000	2,473,000	9,676
	USDcMXNp Digi	JPM	11/25/2024	20.5000	130,000	35,134
	USDcMXNp Digi	JPM	12/09/2024	21.9000	258,000	25,237
	USDcTWDp	JPM	10/04/2024	33.0000	2,205,000	2
	USDcTWDp	JPM	03/31/2025	33.5000	11,123,000	31,122
	TOTAL CALL OPTIONS PURCHASED (Cost - $893,448)					266,448

	PUT OPTIONS PURCHASED - 0.7%
	EURpCHFc	JPM	10/04/2024	0.9150	1,433,000	2
	EURpCHFc Digi	JPM	12/23/2024	0.9100	376,000	54,205
	EURpUSDc	JPM	10/15/2024	1.1000	3,349,000	1,874
	EURpUSDc Digi	JPM	10/11/2024	1.0600	1,415,000	1,014
	EURpUSDc Digi	JPM	10/24/2024	1.0750	94,000	2,008

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Contracts
	CURRENCY OPTIONS PURCHASED - 0.9% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.7% (Continued)
	EURpUSDc Digi	JPM	11/18/2024	$ 1.0800	$ 732,000	$ 64,482
	EURpUSDc Digi	JPM	12/02/2024	1.0800	2,937,000	356,410
	EURpUSDc Digi	JPM	02/03/2025	1.0500	158,000	9,143
	GBPpJPYc Digi	JPM	11/11/2024	190.0000	618,000	319,147
	GBPpUSDc Digi	JPM	10/07/2024	1.2300	59,000	-
	GBPpUSDc Digi	JPM	01/13/2025	1.2800	783,000	127,620
	NZDpUSDc Digi	JPM	11/25/2024	0.5780	1,316,000	16,089
	NZDpUSDc Digi	JPM	12/02/2024	0.5900	2,400,000	77,802
	USDpJPYc	JPM	10/09/2024	137.5000	6,702,000	1,062
	USDpJPYc	JPM	10/25/2024	142.7500	4,067,000	46,037
	USDpJPYc	JPM	10/31/2024	141.5000	3,991,000	4,746
	USDpJPYc Digi	JPM	10/07/2024	130.2000	795,000	1
	USDpJPYc Digi	JPM	12/09/2024	130.0000	80,000	4,118
	USDpJPYc Digi	GS	12/16/2024	135.0000	45,000	4,999
	USDpJPYc Digi	JPM	09/04/2025	120.0000	127,000	8,467
	USDpJPYc Digi	JPM	09/10/2025	120.5000	1,011,000	72,659
	USDpJPYc iOT	JPM	12/03/2026	110.0000	730,000	69,163
	USDpJPYc iOT	JPM	12/03/2026	110.0000	633,000	84,957
	USDpSGDc	JPM	10/01/2024	1.2900	3,858,000	15,009
	USDpSGDc	JPM	11/01/2024	1.2700	3,879,000	4,845
	USDpTRYc	JPM	02/24/2025	34.5000	4,341,000	1,650
	USDpTRYc	JPM	03/05/2025	35.0000	4,320,000	3,352
	USDpTRYc Digi	JPM	10/09/2024	34.0000	82,000	6,792
	USDpTRYc Digi	JPM	11/11/2024	30.0000	129,000	1
	USDpTRYc Digi	JPM	01/10/2025	32.0000	116,000	50
	USDpZARc	JPM	10/25/2024	17.1000	4,074,000	5,186
	USDpZARc Digi	JPM	10/10/2024	17.0000	185,000	35,892
	USDpZARc Digi	JPM	12/09/2024	16.5000	257,000	42,912
	XAUpUSDc iOT	JPM	10/02/2024	1,250.0000	1,213,000	1
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,387,897)					1,441,695
	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $3,281,345)					1,708,143

	INDEX OPTIONS PURCHASED - 0.2%(d)
	CALL OPTIONS PURCHASED - 0.1%(d)
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	60.0000	1,154,370	34,500
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	65.0000	1,154,370	31,050
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	70.0000	1,154,370	24,840
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	75.0000	1,154,370	22,770
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	85.0000	1,154,370	18,630
690	Chicago Board Options Exchange VIX US	MS	01/23/2025	95.0000	1,154,370	16,560
25	Deutsche Boerse AG German Stock Index(e)	MS	12/23/2024	19,500.0000	2,692,929	72,472
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,950.0000	668,940	13,843
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,975.0000	668,940	11,558

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Contracts
	INDEX OPTIONS PURCHASED - 0.2%(d) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%(d) (Continued)
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	$ 5,025.0000	$ 668,940	$ 7,603
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	5,075.0000	668,940	4,596
8	FTSE 100 Index(e)	MS	10/21/2024	8,350.0000	883,133	4,011
8	FTSE 100 Index(e)	MS	10/21/2024	8,400.0000	883,133	2,620
8	FTSE 100 Index(e)	MS	10/21/2024	8,475.0000	883,133	1,284
8	FTSE 100 Index(e)	MS	10/21/2024	8,550.0000	883,133	642
16	Nikkei 225 Index(e)	MS	10/14/2024	40,000.0000	4,239,189	9,796
	TOTAL CALL OPTIONS PURCHASED (Cost - $265,886)					276,775

	PUT OPTIONS PURCHASED - 0.1%(d)
25	Deutsche Boerse AG German Stock Index(e)	MS	12/23/2024	19,100.0000	2,692,929	52,695
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,675.0000	668,940	1,069
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,775.0000	668,940	1,830
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,850.0000	668,940	2,913
12	Euro STOXX 50 Volatility Index(e)	MS	10/21/2024	4,900.0000	668,940	4,035
8	FTSE 100 Index(e)	MS	10/21/2024	8,000.0000	883,133	1,979
8	FTSE 100 Index(e)	MS	10/21/2024	8,125.0000	883,133	3,957
8	FTSE 100 Index(e)	MS	10/21/2024	8,200.0000	883,133	6,097
8	FTSE 100 Index(e)	MS	10/21/2024	8,275.0000	883,133	9,519
	TOTAL PUT OPTIONS PURCHASED (Cost - $96,383)					84,094
	TOTAL INDEX OPTIONS PURCHASED (Cost - $362,269)					360,869

	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED - 0.9%(h)
	PUT OPTIONS PURCHASED - 0.9%
132,000	EURUSD < 1.10 and USDJPY < 140	CIT	12/03/2024	1.1000	6,270	7,730
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	01/07/2025	2.0480	38,175	21,455
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	01/16/2025	2.0480	38,175	22,530
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	01/30/2025	2.0480	38,175	24,533
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	02/13/2025	2.0480	38,175	26,149
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	02/24/2025	2.0480	38,175	26,983
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	05/28/2025	2.0800	39,459	32,853
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/11/2025	2.0800	39,459	32,407
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/25/2025	2.0800	39,459	32,295
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/09/2025	2.0800	39,459	32,573
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/23/2025	2.0800	39,459	33,406
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/12/2025	2.1030	103,041	109,312

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED - 0.9%(h) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.9%(h)(Continued)
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/26/2025	$ 2.1030	$ 103,041	$ 110,193
1,562,000	EUSA10 < 2.1260% and EURUSD < 1.0884	MS	03/24/2025	2.1260	110,220	88,728
1,563,000	EUSA10 < 2.1260% and EURUSD < 1.0884	MS	04/07/2025	2.1260	110,291	91,812
419,000	GBPJPY < 201.71 and SPX < 5346.60	CIT	01/13/2025	201.7100	53,015	61,050
419,000	GBPJPY < 201.71 and SPX < 5346.60	CIT	01/27/2025	201.7100	53,015	62,773
780,000	NKY > 41013.50 and USDJPY < 146.67	GS	12/16/2024	41,013.5000	41,340	82,856
779,000	NKY > 41386.35 and USDJPY < 146.67	GS	01/13/2025	41,386.3500	42,845	80,819
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	03/24/2025	4,652.7500	60,588	29,677
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	04/18/2025	4,652.7500	60,588	30,107
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	11/24/2025	4,675.2800	91,154	61,427
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	12/22/2025	4,675.2800	93,835	63,993
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	03/24/2025	4,757.3000	60,588	28,504
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	04/18/2025	4,757.3000	60,588	29,413
775,000	SPX < 4881.34 and US10YRSOFR > 4.120%	CIT	12/23/2024	4,881.3400	28,675	230
782,000	SPX < 5088.85 and US5YRSOFR > 4.060%	MS	12/23/2024	5,088.8500	61,387	541
783,000	SPX < 5088.85 and US5YRSOFR > 4.066%	MS	12/16/2024	5,088.8500	61,466	271
782,000	SPX < 5088.85 and US5YRSOFR > 4.072%	MS	12/09/2024	5,088.8500	61,387	271
783,000	SPX < 5088.85 and US5YRSOFR > 4.078%	MS	12/02/2024	5,088.8500	61,466	116
775,000	SPX < 5152.52 and US10YRSOFR > 4.04%	CIT	12/23/2024	5,152.5200	37,588	345
775,000	SPX < 5152.52 and US10YRSOFR > 4.080%	CIT	12/23/2024	5,152.5200	47,663	766
775,000	SPX < 5236.88 and GLD US > 234.21	CIT	12/23/2024	5,236.8800	41,850	29,105
775,000	SPX < 5236.88 and GLD US > 234.21	CIT	01/20/2025	5,236.8800	41,850	29,926
775,000	SPX < 5237.70 and GLD US > 233.38	JPM	02/24/2025	5,237.7000	48,476	36,207
775,000	SPX < 5237.70 and GLD US > 233.38	JPM	03/24/2025	5,237.7000	48,476	40,086
775,000	SPX < 5423.71 and US10YRSOFR > 4.16%	CIT	12/23/2024	5,423.7100	75,950	421
537,000	SPX > 5167.45 and USDCNH > 7.25	CIT	01/20/2025	5,167.4500	51,391	47,219
781,000	SPX > 5488.88 and EURUSD < 1.0445	CIT	12/09/2024	5,488.8800	48,422	12,155
781,000	SPX > 5488.88 and EURUSD < 1.0445	CIT	12/23/2024	5,488.8800	48,422	15,110
771,000	SPX > 5510 and EURUSD < 1.04	CIT	11/25/2024	5,510.0000	37,548	5,130
771,000	SPX > 5510 and EURUSD < 1.04	CIT	12/23/2024	5,510.0000	37,548	11,674
771,000	SPX > 5599 and EURUSD < 1.05	CIT	11/25/2024	5,599.0000	37,548	8,613
771,000	SPX > 5599 and EURUSD < 1.05	CIT	12/23/2024	5,599.0000	37,548	16,366
78,000	SPX > 5908.50 and USDCNH > 7.2680	JPM	12/23/2024	5,908.5000	4,875	2,848
786,000	SPX > 5937 and EURUSD < 1.0594	GS	12/02/2024	5,937.0000	42,051	5,693
786,000	SPX > 5937 and EURUSD < 1.0594	GS	12/09/2024	5,937.0000	42,051	7,480
786,000	SPX > 5937 and EURUSD < 1.0594	GS	12/16/2024	5,937.0000	42,051	9,264
786,000	SPX > 5937 and EURUSD < 1.0594	GS	12/23/2024	5,937.0000	42,051	11,823
127,000	SX5E < 5000.00 and DEDZ > 160.00	MS	12/23/2024	5,000.0000	33,939	9,457
171,000	USDCNH Realised Vol < 5.25%	CIT	01/22/2025	5.2500	111,407	67,324
83,000	USDCNH > 7.05 and USDJPY < 140	MS	12/17/2024	7.0500	5,437	4,806
154,000	USDCNH > 7.2325 and US2YRSOFR < 3.043%	MS	02/17/2025	7.2325	9,086	4,727
200,000	USDJPY > 163.71 and USDMXN < 17.9741	MS	12/23/2024	163.7100	13,600	99
789,000	USDKRW > 1398.18 and KOSPI2 > 384.22	MS	03/13/2026	1,398.1800	35,900	29,379
766,000	USDKRW > 1420.64 and KOSPI > 403.23	GSI	12/12/2025	1,420.6400	28,725	8,446
895,000	XAUUSD > 2485.10 and USDCNH > 7.3417	MS	04/18/2025	2,485.1000	48,330	43,832
895,000	XAUUSD > 2485.10 and USDCNH > 7.3417	MS	05/19/2025	2,485.1000	48,330	47,108
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,861,077)					1,730,416
	TOTAL STRUCTURED OPTIONS PURCHASED (Cost - $2,861,077)					1,730,416

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

	FUTURE OPTIONS PURCHASED - 0.9%(f)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
Contracts	CALL OPTIONS PURCHASED - 0.3%(f)
	3 Month SOFR	MS	12/16/2024	$ 96.0000	$ 51,338,600	$ 69,550
37	Corn(e)	MS	10/28/2024	420.0000	793,650	19,194
37	Corn(e)	MS	10/28/2024	425.0000	793,650	14,337
37	Corn(e)	MS	10/28/2024	435.0000	793,650	7,400
37	Corn(e)	MS	10/28/2024	445.0000	793,650	3,931
57	Crude Oil(e)	MS	10/29/2024	90.0000	4,086,900	6,270
698	EURIBOR 3M	MS	12/17/2024	97.3750	169,544,200	48,575
131	EURIBOR 3M	MS	12/17/2024	97.7500	31,819,900	2,735
519	EURIBOR 3M	MS	12/17/2024	97.8750	126,065,100	7,224
175	EURO-BUND	MS	11/25/2024	135.5000	23,611,000	204,599
16	Silver(e)	MS	10/29/2024	34.0000	2,505,120	29,360
44	Stoxx50 1Y	MS	12/23/2024	160.0000	789,234	10,484
49	SX5E Dividend	MS	12/23/2024	135.0000	878,919	140,327
	TOTAL CALL OPTIONS PURCHASED (Cost - $759,202)					563,986

	PUT OPTIONS PURCHASED - 0.6%(f)
37	Corn(e)	MS	10/28/2024	395.0000	793,650	1,388
37	Corn(e)	MS	10/28/2024	400.0000	793,650	2,081
37	Corn(e)	MS	10/28/2024	410.0000	793,650	4,625
37	Corn(e)	MS	10/28/2024	415.0000	793,650	7,169
552	Crude Oil(e)	MS	01/29/2025	60.0000	39,291,360	794,880
97	S&P 500 Emini	MS	11/01/2024	5,650.0000	28,052,400	198,850
102	S&P Emini	MS	12/23/2024	5,400.0000	29,652,675	289,425
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,272,420)					1,298,418
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,031,622)					1,862,404
Principal Amount ($)				Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 45.3%
	U.S. TREASURY BILLS — 45.3%
12,200,000	United States Treasury Bill			3.14	10/03/24	$ 12,196,850
13,150,000	United States Treasury Bill			4.62	10/31/24	13,098,548
24,100,000	United States Treasury Bill			4.56	12/05/24	23,903,012
7,420,000	United States Treasury Bill			4.56	12/19/24	7,346,595
11,200,000	United States Treasury Bill			4.55	01/09/25	11,060,778
11,200,000	United States Treasury Bill			4.53	01/16/25	11,051,719
7,650,000	United States Treasury Bill			4.43	02/27/25	7,513,149
3,050,000	United States Treasury Bill			4.42	03/13/25	2,990,601
	TOTAL SHORT-TERM INVESTMENTS (Cost $89,087,857)					89,161,252

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

						Fair Value

	TOTAL INVESTMENTS - 64.2% (Cost $124,187,138)					$ 126,350,231
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $287,669)					(216,386)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $426,135)					(325,034)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 36.1%					71,140,163
	NET ASSETS - 100.0%					$ 196,948,974

Contracts
	WRITTEN FUTURE OPTIONS - (0.2)%(f)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.1)%(f)
24	Cocoa(e)	MS	10/07/2024	$ 7,700.0000	$ 1,701,720	49,440
1,038	EURIBOR 3M	MS	12/17/2024	97.6250	252,130,200	28,894
10	EURO-BUND	MS	10/28/2024	134.5000	1,349,200	11,803
10	EURO-BUND	MS	10/28/2024	135.5000	1,349,200	6,681
10	EURO-BUND	MS	10/28/2024	136.0000	1,349,200	5,011
10	EURO-BUND	MS	10/28/2024	137.0000	1,349,200	2,672
7	Hang Seng Index	MS	10/21/2024	21,800.0000	958,542	19,000
7	Hang Seng Index	MS	10/21/2024	22,400.0000	958,542	12,021
7	Hang Seng Index	MS	10/21/2024	23,000.0000	958,542	7,564
7	Hang Seng Index	MS	10/21/2024	23,800.0000	958,542	4,052
88	Stoxx50 1Y	MS	12/23/2024	166.0000	1,578,468	2,548
18	U.S. 10 Year Treasury Note	MS	10/28/2024	114.7500	2,064,420	8,719
15	U.S. 10 Year Treasury Note	MS	10/28/2024	115.0000	1,720,350	5,859
18	U.S. 10 Year Treasury Note	MS	10/28/2024	115.2500	2,064,420	5,625
15	U.S. 10 Year Treasury Note	MS	10/28/2024	115.5000	1,720,350	3,750
18	U.S. 10 Year Treasury Note	MS	10/28/2024	115.7500	2,064,420	3,656
15	U.S. 10 Year Treasury Note	MS	10/28/2024	116.0000	1,720,350	2,344
18	U.S. 10 Year Treasury Note	MS	10/28/2024	116.5000	2,064,420	1,687
15	U.S. 10 Year Treasury Note	MS	10/28/2024	117.0000	1,720,350	938
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $205,104)					182,264

	WRITTEN FUTURE OPTIONS - (0.2)%(f) (Continued)
	PUT OPTIONS WRITTEN - (0.1)%(f)
24	Cocoa(e)	MS	10/07/2024	7,200.0000	1,701,720	9,360
24	Crude Oil(e)	MS	10/29/2024	65.0000	1,720,800	14,160
10	EURO-BUND	MS	10/28/2024	132.0000	1,349,200	891
10	EURO-BUND	MS	10/28/2024	133.0000	1,349,200	2,227
10	EURO-BUND	MS	10/28/2024	133.5000	1,349,200	3,340
10	EURO-BUND	MS	10/28/2024	134.0000	1,349,200	4,899
7	Hang Seng Index	MS	10/21/2024	20,000.0000	958,542	7,159
7	Hang Seng Index	MS	10/21/2024	20,600.0000	958,542	14,363
7	Hang Seng Index	MS	10/21/2024	21,000.0000	958,542	21,657
7	Hang Seng Index	MS	10/21/2024	21,400.0000	958,542	31,112
97	S&P 500 Emini	MS	11/01/2024	5,500.0000	28,052,400	109,125

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

	WRITTEN FUTURE OPTIONS - (0.2)%(f) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
Contracts	PUT OPTIONS WRITTEN - (0.1)%(f) (Continued)
49	SX5E Dividend	MS	12/23/2024	$ 90.0000	$ 878,919	$ 54
15	U.S. 10 Year Treasury Note	MS	10/28/2024	112.5000	1,720,350	1,875
18	U.S. 10 Year Treasury Note	MS	10/28/2024	112.7500	2,064,420	2,812
32	U.S. 10 Year Treasury Note	MS	10/28/2024	113.5000	3,670,080	11,000
32	U.S. 10 Year Treasury Note	MS	10/28/2024	114.0000	3,670,080	17,500
32	U.S. 10 Year Treasury Note	MS	10/28/2024	114.5000	3,670,080	25,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $370,915)					277,034
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $576,019)					459,298

	WRITTEN CURRENCY OPTIONS - (0.0)%(a)
	CALL OPTIONS WRITTEN - (0.0)%(a)
2,007,000	USDcMXNp	JPM	10/23/2024	22.0000	6,021	1,071
2,473,000	USDcMXNp	JPM	11/01/2024	21.6000	19,166	3,976
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $25,187)					5,047
	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $25,187)					5,047

	WRITTEN INDEX OPTIONS - (0.0)%(a)(d)
	CALL OPTIONS WRITTEN - (0.0)%(a)(d)
16	Nikkei 225 Index(e)	MS	10/14/2024	41,000.0000	4,239,189	2,561
19	Swiss Market Index(e)	MS	12/23/2024	12,550.0000	2,737,816	26,514
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $57,378)					29,075

	PUT OPTIONS WRITTEN - (0.0)%(a)(d)
19	Swiss Market Index(e)	MS	12/23/2024	12,050.0000	2,737,816	48,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $55,220)
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $112,598)					77,075

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
1	CBOE Volatility Index Future			10/16/2024	$ 18,843	$ 143
96	CBOT 2 Year US Treasury Note Future			01/01/2025	19,991,250	(44,840)
5	CBOT 5 Year US Treasury Note			01/01/2025	549,414	(2,617)
61	CBOT 10 Year US Treasury Note			12/20/2024	6,971,156	(16,984)
4	CBOT Corn Future(e)			12/13/2024	84,950	2,239
16	CBOT Soybean Future(e)			11/14/2024	845,600	(9,250)
42	CBOT Soybean Meal Future(e)			12/16/2024	1,434,720	1,717
17	CBOT Soybean Oil Future(e)			12/13/2024	441,762	6,649
2	CBOT US Treasury Bond Futures			12/20/2024	248,375	(1,902)
7	CBOT Wheat Future(e)			12/13/2024	204,400	(663)
79	CME Australian Dollar Currency Future			12/17/2024	5,470,355	22,972
23	CME Canadian Dollar Currency Future			12/18/2024	1,704,070	(4,901)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
1	CME E-Mini NASDAQ 100 Index Future	12/23/2024	$ 405,225	$ (2,210)
2	CME E-mini Russell 2000 Index Futures	12/23/2024	224,920	(1,467)
71	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	20,640,588	243,607
1	CME E-Mini Standard & Poor's MidCap 400 Index	12/23/2024	314,860	(2,580)
188	CME Japanese Yen Currency Future	12/17/2024	16,521,675	(4,594)
47	CME Live Cattle Future(e)	01/01/2025	3,474,240	106,786
1	CME Swiss Franc Currency Future	12/17/2024	148,881	(208)
8	COMEX Copper Future(e)	12/30/2024	910,600	23,962
5	COMEX Silver Future(e)	12/30/2024	786,450	(7,450)
2	E-mini Dow Jones Industrial Average Index Futures	12/23/2024	426,430	5,870
339	Eurex 2 Year Euro SCHATZ Future	12/09/2024	40,454,654	45,724
74	Eurex 5 Year Euro BOBL Future	12/09/2024	9,891,660	57,788
249	Eurex 10 Year Euro BUND Future	12/09/2024	37,406,837	76,367
18	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/19/2025	314,464	(8,132)
6	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/21/2026	100,479	(969)
21	Eurex Euro STOXX 50 Future	12/23/2024	1,176,150	(10,239)
31	Eurex Stoxx Europe 600 Futures	12/23/2024	907,633	11,557
29	Euro-BTP Italian Bond Futures	12/09/2024	3,922,314	29,854
3	Euronext CAC 40 Index Future	10/21/2024	255,523	2,139
57	EUX Short term Euro-BTP Futures	12/09/2024	6,833,526	38,422
4	FTSE 100 Index Future	12/23/2024	443,265	(1,364)
2	FTSE/MIB Index Future	12/23/2024	379,167	4,035
12	FVSA index - Mini-Futures on VSTOXX	10/17/2024	25,454	1,478
55	HKG Hang Seng China Enterprises Index Future	10/31/2024	2,672,664	184,328
74	HKG Hang Seng Index Future	10/31/2024	10,127,676	525,508
7	ICE Gas Oil Future(e)	11/13/2024	462,175	(350)
12	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	703,620	(10,500)
15	IFSC NIFTY 50 Index Futures	11/01/2024	780,195	(4,012)
28	KCBT Hard Red Winter Wheat Future(e)	12/16/2024	817,250	20,047
86	KFE 3 Year Treasury Bond Future	12/18/2024	6,943,382	(563)
25	KFE 10 Year Treasury Bond Future	12/18/2024	2,227,764	(1,690)
45	KFE KOSPI 200 Index Future	12/13/2024	2,971,269	(12,466)
2	LME Copper Future(e)	11/19/2024	488,613	40,362
1	LME Nickel Future(e)	11/19/2024	104,493	6,105
9	LME Primary Aluminum Future(e)	11/19/2024	585,362	39,470
4	LME Zinc Future(e)	11/19/2024	308,301	25,947
76	Long Gilt Future	12/30/2024	10,001,578	(160,517)
3	MEFF Madrid IBEX 35 Index Future	10/21/2024	397,219	5,090
7	Mini-DAX Futures	12/23/2024	760,055	21,377
39	Montreal Exchange 10 Year Canadian Bond Future	12/19/2024	3,605,231	(15,638)
8	Montreal Exchange S&P/TSX 60 Index Future	12/20/2024	1,708,957	15,930
4	NYBOT CSC C Coffee Future(e)	12/19/2024	405,375	44,644
24	NYBOT CSC Cocoa Future(e)	12/16/2024	1,853,280	(89,500)
100	NYMEX Henry Hub Natural Gas Futures(e)	10/30/2024	2,923,000	56,170
41	NYMEX Light Sweet Crude Oil Future(e)	10/23/2024	2,794,970	(43,080)
55	NYMEX Platinum Future(e)	01/30/2025	2,725,525	(89,360)
19	OML Stockholm OMXS30 Index Future	10/21/2024	491,290	11,200
55	OSE Nikkei 225 mini Future	12/13/2024	1,452,253	(10,080)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
9	Robusta Coffee Future 10-Tonne(e)	11/26/2024	$ 494,820	$ 47,194
19	SAFEX FTSE/JSE Top 40 Index Future	12/20/2024	875,555	27,546
8	SFE 10 Year Australian Bond Future	12/17/2024	643,829	(753)
5	SFE S&P ASX Share Price Index 200 Future	12/20/2024	717,866	8,939
21	SGX MSCI Singapore Index Future	10/30/2024	561,115	2,308
8	TSE Japanese 10 Year Bond Futures	12/16/2024	8,051,487	(22,269)
60	TSE TOPIX (Tokyo Price Index) Future	12/13/2024	11,052,357	238,229
2	Ultra 10-Year US Treasury Note Futures	12/20/2024	236,594	(625)
7	White Sugar Future(e)	11/18/2024	202,125	5,420
	TOTAL LONG FUTURES CONTRACTS			1,425,350

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
5	Carbon Emissions Future(e)	12/16/2024	364,993	(4,535)
31	CBOE Volatility Index Future	01/23/2025	575,072	(12,422)
14	CME British Pound Currency Future	12/17/2024	1,170,225	(186)
62	CME Euro Foreign Exchange Currency Future	12/17/2024	8,654,038	4,645
12	CME Feeder Cattle Future(e)	11/22/2024	1,469,400	(55,325)
55	CME Lean Hogs Future(e)	12/16/2024	1,612,050	(5,026)
30	CME Mexican Peso Currency Future	12/17/2024	754,050	(11,370)
61	CME New Zealand Dollar Currency Future	12/17/2024	3,876,245	(106,751)
25	COMEX Gold 100 Troy Ounces Future(e)	12/30/2024	6,648,500	(40,480)
7	Eurex 30 Year Euro BUXL Future	12/09/2024	1,062,198	(23,461)
705	Eurex Euro STOXX Banks Index Future	12/23/2024	5,679,407	(35,545)
90	Euronext Milling Wheat Future(e)	12/10/2024	1,113,601	1,491
15	Financial Times Stock	12/23/2024	848,880	(4,899)
35	French Government Bond Futures	12/09/2024	4,943,102	(21,216)
25	ICE Brent Crude Oil Future(e)	10/31/2024	1,792,500	(17,330)
15	ICE Natural Gas Future(e)	10/31/2024	585,761	(29,026)
6	LME Lead Future(e)	11/19/2024	311,891	(10,488)
19	MGE Red Wheat Future(e)	12/16/2024	590,663	(17,625)
14	NYBOT CSC Number 11 World Sugar Future(e)	02/28/2025	352,330	(46,070)
34	NYBOT CTN Number 2 Cotton Future(e)	12/09/2024	1,251,370	(52,489)
7	NYMEX NY Harbor ULSD Futures(e)	11/01/2024	633,394	13,079
18	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures(e)	11/01/2024	1,462,936	3,550
56	SFE 3 Year Australian Bond Future	12/17/2024	4,149,920	(729)
37	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures(e)	12/02/2024	406,297	(32,652)
5	TTF Natural Gas Base Load Monthly Futures(e)	10/31/2024	156,506	(8)
29	Ultra U.S. Treasury Bond Futures	12/20/2024	3,859,719	69,531
123	WCE Canola Future(e)	11/15/2024	1,098,378	52,778
	TOTAL SHORT FUTURES CONTRACTS			(382,559)

	TOTAL OPEN FUTURES CONTRACTS			$ 1,042,791

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024
OPEN FORWARD FOREIGN EXCHANGE CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
Singapore Dollar	10/30/2024	JPM	4,558,998	$ 3,552,802	$ (2,152)
Chinese Yuan	10/31/2024	JPM	7,378,625	1,055,849	(2,151)
Euro	10/31/2024	JPM	9,382	10,461	(54)
Hungarian Forints	10/31/2024	JPM	35,369,383	98,980	(1,064)
Mexican Peso	10/31/2024	JPM	40,016,852	2,022,871	(27,119)
Norwegian Krone	10/31/2024	JPM	527,441	50,000	–
Polish Zloty	10/31/2024	JPM	1,412,941	366,872	(2,462)
South African Rand	10/31/2024	JPM	34,171,759	1,972,645	(8,287)
Swedish Krona	10/31/2024	JPM	7,428,401	732,635	(3,264)
Brazilian Real	12/18/2024	JPM	36,860,655	6,704,475	155,739
Chilean Peso	12/18/2024	JPM	955,703,274	1,063,685	26,661
Columbian Peso	12/18/2024	JPM	1,260,185,740	296,997	2,927
Egyptian Pound	12/18/2024	JPM	11,504,040	238,278	16,278
Indian Rupee	12/18/2024	JPM	80,203,588	953,410	(403)
Indonesia Rupiah	12/18/2024	JPM	55,717,277,551	3,658,285	50,681
Philippine Peso	12/18/2024	JPM	34,201,909	609,032	1,191
South Korean Won	12/18/2024	JPM	4,944,343,828	3,763,714	17,777
Taiwanese Dollar	12/18/2024	JPM	86,178,726	2,746,795	4,846
Thailand Baht	12/18/2024	JPM	54,977,225	1,704,603	44,520
				31,662,048	273,664
To Sell:
Singapore Dollar	10/30/2024	JPM	140,933	109,828	172
Australian Dollar	10/31/2024	JPM	6,140	4,247	(18)
British Pound	10/31/2024	JPM	1,849	2,472	3
Chinese Yuan	10/31/2024	JPM	49,769,342	7,121,778	(6,894)
Hungarian Forints	10/31/2024	JPM	10,648,415	29,799	201
Mexican Peso	10/31/2024	JPM	25,972,912	1,312,943	5,057
Norwegian Krone	10/31/2024	JPM	13,717,355	1,300,379	15,943
Polish Zloty	10/31/2024	JPM	534,884	138,883	1,117
South African Rand	10/31/2024	JPM	51,792,129	2,989,821	15,178
Swiss Franc	10/31/2024	JPM	109,675	130,067	316
Brazilian Real	12/18/2024	JPM	27,760,609	5,049,295	(19,669)
Chilean Peso	12/18/2024	JPM	141,296,252	157,261	(1,890)
Columbian Peso	12/18/2024	JPM	3,069,028,270	723,299	(12,914)
Egyptian Pound	12/18/2024	JPM	5,752,020	119,139	(5,496)
Indian Rupee	12/18/2024	JPM	16,559,603	196,850	150
Indonesia Rupiah	12/18/2024	JPM	27,275,788,350	1,790,874	(23,709)
Philippine Peso	12/18/2024	JPM	1,893,869	33,724	187
South Korean Won	12/18/2024	JPM	3,300,151,595	2,512,128	(20,119)
Taiwanese Dollar	12/18/2024	JPM	54,358,711	1,732,588	(9,008)
Thailand Baht	12/18/2024	JPM	112,439,635	3,486,262	(97,595)
				31,493,011	(158,988)
Total					$ 114,676

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation
To Buy:	To Sell:
Euro	Hungarian Forints	10/31/2024	JPM	466,909	184,909,110	$ 520,570	$ (517,464)	$ 3,106
				466,909	184,909,110	$ 520,570	$ 517,464	$ 3,106

CREDIT DEFAULT SWAP AGREEMENTS+
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
Markit CDX NA HY 43^	JPM	5.00%	12/20/2029	$ 915,000	(67,559)	(68,325)	$ 767
Markit CDX NA IG 43^	JPM	1.00%	12/20/2029	3,000,000	67,587	68,580	(993)
Markit ITRAXX Europe 42^	JPM	1.00%	12/20/2029	1,800,000	40,838	41,949	(1,112)
TOTAL	$ (1,338)

+ Credit Default Swaps pay quarterly.

^ Sell protection.

DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	6/20/2025	(10,000)	$ (24,015)
SPX Index	JPM	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	89,123
SPX Index	BAML	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	-
SPX Index	BAR	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	59,611
SPX Index	BAML	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(14,000)	27,309
SPX Index	BAR	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	(64,566)
SPX Index	HSBC	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(25,000)	(2,933)
SPX Index	JPM	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(20,000)	32,902
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(10,000)	22,445
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(10,000)	9,903
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	392
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(5,000)	(6,893)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	12/20/2024	(10,000)	17,140
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	12/20/2024	(10,000)	19,565
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(30,000)	(13,050)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	(18,121)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(15,000)	(14,754)
TOTAL	$ 134,058

*Dispersion Swaps pay at termination.
+Volatility of custom basket of S&P 500 Index stocks.
^Volatility of custom basket of Euro Stoxx 50 Index stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

INTEREST RATE SWAPS^
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/(Depreciation)
BRL - CDI	11.2050%	Annually	1/2/2026	$ 343,279,843	$ (680,471)	$ 330,292)	$ (350,179)
THB - 3M THOR	2.0850%	Quarterly	12/18/2029	77,000,000	830	(915)	1,745
6.0240%	INR - MIBOR	Semi-annually	12/18/2029	287,138,200	3,440	1,864	1,576
0.5090%	JPY - TONAR	Annually	12/18/2026	3,622,770,800	(8,518)	68	(8,586)
3.4970%	NZD - 3M EURIBOR	Semi-annually	12/18/2026	33,220,900	46,490	7,116	39,374
0.7380%	CHF - SARON	Annually	12/18/2034	2,751,600	47,238	15,018	32,220
SEK - 3M STIBOR	1.8718%	Annually	12/18/2026	55,967,400	(5,319)	(1,048)	(4,271)
8.9340%	MXN - TIIE	Monthly	12/16/2026	57,779,300	12,250	4,579	7,671
MXN - TIIE	8.7510%	Monthly	12/6/20234	31,105,000	(11,286)	(6,851)	(4,435)
4.1462%	AUD - 6M Bills	Semi-annually	7/31/2026	8,075,800	34,397	8,646	25,751
1.8150%	CNY - 7D MIFOR	Quarterly	12/18/2029	48,000,000	123	17,920	(17,796)
3.8840%	NZD - 3M Bills	Semi-annually	12/18/2034	4,389,100	3,772	8,471	(4,699)
NZD - 3M Bills	3.5510%	Semi-annually	12/18/2029	1,392,000	2,161	(99)	2,260
ZAR - 3M Bills	8.6510%	Quarterly	12/18/2034	13,777,500	9,523	(290)	9,813
4.7060%	PLN - WIBOR	Quarterly	12/18/2026	28,551,400	10,673	10,424	248
4.4670%	PLN - WIBOR	Annually	12/18/2034	3,044,900	(2,794)	328	(3,122)
3.7420%	GBP - LIBOR	Annually	12/18/2026	3,394,900	323	13,247	(12,924)
3.6043%	NOK - NIBOR	Annually	12/18/2026	59,753,900	2,307	1,585	721
TOTAL							$ (284,633)
^Counterparty is J.P. Morgan Investment Bank.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

TOTAL RETURN SWAPS*
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Fair Value and Unrealized Appreciation/ (Depreciation)
Acer, Inc.	MS	$ 25,346	Receive SOFR – 3.750%	8/30/2025	$ 380
Adnoc Drilling Company	MS	(30,073)	Pay SOFR + 1.150%	11/15/2030	2,087
Air China Ltd.	JPM	268,031	Receive HONIA – 0.350%	9/21/2030	(14,873)
Alchip Technologies	MS	(69,383)	Pay SOFR + 0.750%	3/15/2030	(11,057)
All Ring Tech Company Ltd.	MS	(17,646)	Pay SOFR + 0.750%	3/15/2030	149
Allis Electric Company Ltd.	MS	(19,656)	Pay SOFR + 0.750%	4/15/2030	1,312
Asia Vital Components Company Ltd.	MS	(89,447)	Pay SOFR + 0.750%	4/15/2030	7,188
ASPEED Technology, Inc.	MS	(65,045)	Pay SOFR + 0.750%	9/22/2030	841
ASUSTek Computer, Inc.	MS	20,461	Receive SOFR – 1.500%	8/30/2025	(462)
Auras Technology Company Ltd.	MS	56,738	Pay SOFR + 0.750%	7/15/2030	5,108
Banca Transilvania S.A.	MS	(11,234)	Pay SOFR + 1.000%	5/15/2030	(138)
BCFUCEME[1]	BAR	(202,173)	Pay SOFR + 0.500%	9/16/2030	6,546
BCIEGRWL[2]	BAR	291,273	Receive ESTR - 0.250%	9/15/2030	(4,378)
BCIEYLDS[3]	BAR	290,075	Receive ESTR - 0.250%	9/15/2030	(7,205)
BCIIACTM[4]	BAR	2,336,509	Receive SOFR – 0.260%	6/15/2030	(83,653)
BCIICAPG[5]	BAR	327,127	Receive SOFR – 0.200%	8/15/2030	(17,667)
BCIICOPP[6]	BAR	200,614	Receive SOFR – 0.380%	2/23/2025	(29,082)
BCIIDISC[7]	BAR	4,239,354	Receive SOFR – 0.250%	7/15/2030	(74,805)
BCIIFFOD[8]	BAR	2,350,004	Receive SOFR – 0.300%	4/15/2030	27,109
BCIIJPNB[9]	BAR	(119,038,130)	Pay TONAR + 0.080%	2/15/2030	5,671
BCIIPRFL[10]	BAR	1,140,287	Receive SOFR – 0.250%	7/16/2030	(22,806)
BCIIPRIV[11]	BAR	(2,899,533)	Pay SOFR + 0.250%	4/15/2030	122,887
BCIIQLYL[12]	BAR	417,986	Receive ESTR - 0.250%	8/16/2030	(11,087)
BCIISHDF[13]	BAR	775,369	Pay ESTR + 0.300%	2/15/2030	(51,422)
BCIISOXD[14]	BAR	2,114,887	Receive SOFR – 0.150%	9/16/2030	(92,469)
BCIISOXE[15]	BAR	959,748	Receive SOFR – 3.470%	9/16/2030	3,999
BCIISTEL[16]	BAR	1,622,507	Receive SOFR – 0.250%	7/15/2030	(136,785)
BCIITELC[17]	BAR	(1,211,804)	Pay SOFR + 0.500%	9/16/2030	1,486
BCIIWMAH[18]	BAR	(2,798,736)	Pay SOFR + 0.200%	12/15/2030	132,096
BEFSFULH[19]	BAR	23,483,402	Pay HONIA	7/16/2030	86,353
BEFSFULN[20]	BAR	431,515,444	Pay TONAR	7/16/2030	619
Bloomberg Commodity Index	JPM	(528,650)	Pay Performance	3/9/2051	18,969
Bloomberg Industrial Metals Index	JPM	(786,759)	Pay Performance	3/9/2051	16,468
CGFCAIEM[21]	CIT	(27,290)	Pay OBFR	10/10/2030	(1,402)
CGFCAWIN[22]	CIT	(1,196,176)	Pay OBFR + 0.380%	8/10/2030	32,612
CGFCBVRG[23]	CIT	2,338,063	Receive OBFR – 0.250%	10/10/2030	(90,975)
CGFOOILP[24]	CIT	3,093,879	Receive OBFR – 0.150%	7/10/2030	(76,761)
CGFOREIT[25]	CIT	234,231	Receive OBFR – 0.050%	12/10/2030	(21,477)
CGNAECOM[26]	CIT	10,427	Receive OBFR – 4.050%	3/10/2030	19
China Eastern Airlines	JPM	9,131	Receive HONIA – 4.250%	9/21/2030	(3,485)
Chroma ATE, Inc.	MS	(45,334)	Pay SOFR + 0.750%	9/22/2030	196
CPFL Energia S.A.	MS	26,109	Pay BRL 1D + 0.500%	12/15/2030	699
Delta Electronics, Inc.	MS	(85,522)	Pay SOFR + 0.750%	7/21/2030	(723)
Elan Microelectronics Corporation	MS	13,319	Receive SOFR – 4.125%	8/30/2025	137
EVA Airways Corporation	JPM	51,922	Receive OBFR – 4.375%	9/21/2030	(839)
Flexium Interconnect, Inc.	MS	16,455	Receive SOFR – 3.000%	8/30/2025	365

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Fair Value and Unrealized Appreciation/ (Depreciation)
Fortune Electric Company Ltd.	MS	$ (70,845)	Pay SOFR + 0.750%	4/15/2030	$ 6,770
George Weston Ltd.	JPM	3,470	Receive CAD CDOR – 0.300%	4/21/2030	(63)
Gigabyte Technology	MS	(72,382)	Pay SOFR + 0.750%	4/15/2030	1,953
GSENEPOW[27]	GS	(485,059)	Pay SOFR + 0.300%	5/21/2030	7,455
GSGLPHRE[28]	GS	2,367,434	Receive SOFR – 0.500%	2/21/2030	(91,188)
GSMBATDM[29]	GS	(1,708,991)	Pay SOFR + 0.450%	12/21/2030	16,398
GSMBATOL[30]	GS	(242,353)	Pay SOFR + 0.650%	9/22/2030	17,959
GSMBEXC0[31]	GS	529,436	Pay SOFR + 0.350%	4/22/2025	3,746
GSMBHLUX[32]	GS	2,850,897	Receive SOFR – 0.400%	9/21/2030	(388,791)
GSMBJDC0[33]	GS	(178,956,261)	Pay TONAR + 0.400%	4/21/2030	12,175
GSMBLITH[34]	GS	197,895	Receive SOFR – 1.350%	9/21/2030	(29,214)
GSMBLUXE[35]	GS	(1,595,855)	Pay SOFR + 0.400%	8/21/2030	(14,994)
GSMBOILR[36]	GS	(1,083,541)	Pay SOFR + 0.350%	1/21/2030	(51,908)
GSMBWHEL[37]	GS	1,893,137	Receive SOFR – 0.250%	1/21/2030	(6,736)
GSMBWUTH[38]	GS	450,163	Receive SOFR – 0.300%	6/21/2030	(2,157)
GSTMTAIP[39]	GS	(800,623)	Pay SOFR + 0.300%	6/21/2030	12,128
GSTMTAIR[40]	GS	312,199	Receive SOFR – 0.200%	6/21/2030	(1,865)
GSXEGRAN[41]	GS	(899,159)	Pay EUR001M + 0.450%	6/21/2030	20,565
GSXUMSAL[42]	GS	(865,247)	Pay SOFR + 0.300%	7/21/2030	6,691
Gudeng Precision Industrial Company Ltd.	MS	(55,548)	Pay SOFR + 0.750%	9/22/2030	(670)
Hanwha Ocean Company Ltd.	MS	17,516	Pay SOFR + 0.750%	11/15/2030	78
HD Hyundai Electric Company Ltd.	MS	(150,887)	Pay SOFR + 0.750%	4/15/2030	25,612
HD Hyundai Heavy Industries Company Ltd.	MS	(59,254)	Pay SOFR + 0.750%	5/15/2030	(1,386)
Hensoldt AG	JPM	46,865	Pay ESTR	9/22/2030	1,909
Hon Hai Precision Industry Company Ltd.	MS	(40)	Pay SOFR + 0.750%	4/15/2030	2
JBS S.A.	JPM	49,539	Receive BRL 1D – 4.000%	6/21/2030	95
JP1INLAG[43]	JPM	790,285	Receive OBFR – 0.250%	7/22/2030	(961)
JP1RTLAG[44]	JPM	205,875	Receive OBFR – 0.250%	7/5/2030	803
JP9CREDL[45]	JPM	1,777,329	Pay OBFR + 0.500%	7/21/2030	12,470
JPFCITSV[46]	JPM	644,931	Receive OBFR – 0.300%	3/21/2030	(6,532)
JPFUCHBK[47]	JPM	400,218	Receive OBFR – 0.250%	4/21/2030	(28,410)
JPFUMEBK[48]	JPM	387,817	Receive OBFR – 0.750%	9/21/2030	3,107
JPFUMEDA[49]	JPM	(454,004)	Pay OBFR + 0.400%	1/21/2030	(2,149)
JPFUNOI1[50]	JPM	855,257	Receive OBFR – 0.650%	3/21/2030	6,670
JPFUOMED[51]	JPM	2,086,930	Receive OBFR – 0.500%	3/21/2030	(65,757)
JPFURU1[52]	JPM	194	Pay OBFR	3/30/2030	(1)
JPFUSHP2[53]	JPM	680,818	Receive OBFR – 1.470%	6/21/2030	(41,941)
JPFUSOEC[54]	JPM	1,931,926	Receive OBFR – 0.750%	3/21/2030	(511,001)
JPSZWIN[55]	JPM	201,859	Receive OBFR – 0.250%	8/22/2030	(1,339)
JPTAOBRL[56]	JPM	(1,512,776)	Receive BRL 1D – 0.500%	6/21/2030	4,334
JPUSX7[57]	JPM	196,217	Receive OBFR – 0.200%	8/22/2030	(1,258)
King Slide Works Company Ltd.	MS	73,061	Pay SOFR + 0.750%	9/22/2024	(5,976)
LS Electric Company Ltd.	MS	(95,752)	Pay SOFR + 0.750%	4/15/2030	12,772
MSFDRUS[58]	MS	(38,561,690)	N/A	7/15/2030	366,110
Novatek Microelectronics Corporation	MS	23,915	Receive SOFR – 3.500%	8/30/2025	475
Qatar Gas Transport Company Ltd.	MS	29,288	Pay SOFR + 1.150%	6/21/2030	249
Realtek Semiconductor Corporation	MS	21,038	Receive SOFR – 1.250%	8/30/2025	(983)
S&P 500 Consumer Staples Index[59]	JPM	(2,119,174)	Pay OBFR + 0.450%	8/22/2030	(10,831)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
S&P 500 Energy Index[60]	JPM	$ 498,249	Pay OBFR + 0.600%	7/22/2030	$ 7,132
S&P 500 Materials Index[61]	JPM	207,582	Receive OBFR – 0.350%	6/21/2025	(3,898)
Samsung Electronics Company Ltd.	MS	(124,047)	Pay SOFR + 0.750%	3/21/2030	(3,377)
Samsung Heavy Industries Company Ltd.	MS	(125,898)	Pay SOFR + 0.750%	11/15/2030	(3,370)
Sao Martinho S.A.	MS	(5,469)	Pay BRL 1D + 1.50%	9/20/2030	(50)
Shihlin Electric & Engineering Corporation	MS	(54,797)	Pay SOFR + 0.750%	4/15/2030	2,335
SK Hynix, Inc.	MS	(129,063)	Pay SOFR + 0.750%	3/21/2030	9,480
Star Petroleum Refining PCL	MS	(44,167)	Receive SOFR – 9.990%	8/22/2030	(709)
Taiwan Semiconductor Manufacturing Company Ltd.	MS	(143,064)	Pay SOFR + 0.750%	3/15/2030	2,257
Thai Oil PCL	MS	31,745	Receive SOFR - 3.375%	8/22/2030	(1,003)
TXC Corporation	MS	20,218	Receive SOFR - 4.250%	8/30/2025	(140)
TOTAL					$ (997,163)
*Total Return Swaps pay monthly.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Definitions ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
CDI	- Certificado de Deposito Interbancario
ETF	- Exchange-Traded Fund
EURIBOR	- Euro Inter-Bank Offered Rate
ICPROM	- Indice Camara Promedio
Ltd.	- Limited Company
MIBOR	- Mumbai Inter-Bank Offered Rate
MIFOR	- Mumbai Inter-Bank Forward Rate
MSCI	- Morgan Stanley Capital International
NIBOR	- Norway Three Month Interbank Rate
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SARON	- Swiss Average Rate Overnight
SONIA	- Sterling Overnight Index Average
SPX	- S&P 500 Index
SX5E	- Euro Stoxx 50 Index
TIIE	- Tasa de Interes Interbancaria de Equilibrio
TONAR	- Tokyo Overnight Average Rate
3M BILLS	- 3 Month Treasury Bills
3M CP	- 3 Month Commercial Paper
Counterparty Definitions
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
HSBC	HSBC Securities
JPM	JP Morgan
MER	Merrill Lynch
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(e)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.
(f)	Each contract is equivalent to one futures contract.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	Option only pays if both terms are met on the expiration date.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

[1]	BCFUCEME is a custom basket of chemical stocks.
[2]	BCIEGRWL is a custom basket of clean energy stocks.
[3]	BCIEYLDS is a custom basket of clean energy stocks.
[4]	BCIIACTM is a custom basket of investment management stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[5]	BCIICAPG is a custom basket of U.S. construction stocks.
[6]	BCIICOPP is a custom basket of metal and coal stocks.
[7]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[8]	BCIIFFOD is a custom basket of consumer trends sector stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[9]	BCIIJPNB is a custom basket of Japanese bank stocks.
[10]	BCIIPRFL is a custom basket of global financial stocks.
[11]	BCIIPRIV is a custom basket of global financial stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[12]	BCIIQLYL is a custom basket of European stocks.
[13]	BCIISHDF is a custom basket of defense stocks.
[14]	BCIISOXD is a custom basket of technology stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[15]	BCIISOXE is a custom basket of technology stocks.
[16]	BCIISTEL is a custom basket of base metal and coal stocks.
[17]	BCIITELC is a custom basket of technology stocks.
[18]	BCIIWMAH is a custom basket of chemical industry stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[19]	BEFSFULH is a custom basket of NKY stocks.
[20]	BEFSFULN is a custom basket of HSI Index stocks.
[21]	CGFCAIEM is a custom basket of technology stocks.
[22]	CGFCAWIN is a custom basket of technology stocks.
[23]	CGFCBVRG is a custom basket of consumer trends & short processed food stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[24]	CGFOOILP is a custom basket of global energy and oil stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[25]	CGFOREIT is a custom basket of commercial real estate stocks.
[26]	CGNAECOM is a custom basket of consumer trends stocks.
[27]	GSENEPOW is a custom basket of U.S. stocks.
[28]	GSGLPHRE is a custom basket of consumer trends stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[29]	GSMBATDM is a custom basket of consumer trends stocks.
[30]	GSMBATOL is a custom basket of auto company stocks.
[31]	GSMBEXC0 is a custom basket of global financial stocks.
[32]	GSMBHLUX is a custom basket of consumer trends stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[33]	GSMBJDC0 is a custom basket of technology stocks.
[34]	GSMBLITH is a custom basket of auto company stocks.
[35]	GSMBLUXE is a custom basket of consumer trends stocks.
[36]	GSMBOILR is a custom basket of energy stocks.
[37]	GSMBWHEL is a custom basket of U.S. healthcare stocks.
[38]	GSMBWUTH is a custom basket of energy stocks.
[39]	GSTMTAIP is a custom basket of U.S. stocks.
[40]	GSTMTAIR is a custom basket of U.S. stocks.
[41]	GSXEGRAN is a custom basket of European stocks.
[42]	GSXUMSAL is a custom basket of common stocks with a factor overlay.
[43]	JP1INLAG is a custom basket of global real estate stocks.
[44]	JP1RTLAG is a custom basket of global real estate stocks.
[45]	JP9CREDL is a custom basket of auto company stocks.
[46]	JPFCITSV is a custom basket of technology stocks.
[47]	JPFUCHBK is a custom basket of Chinese technology stocks.
[48]	JPFUMEBK is a custom basket of consumer trends stocks.
[49]	JPFUMEDA is a custom basket of technology company stocks.
[50]	JPFUNOI1 is a custom basket of energy stocks.
[51]	JPFUOMED is a custom basket of technology company stocks. The components of the basket as of September 30, 2024 are shown on the following pages.
[52]	JPFURU1 I is a custom basket of metal and coal stocks.
[53]	JPFUSHP2 is a custom basket of shipping company stocks.
[54]	JPFUSOEC is a custom basket of Chinese technology company stocks.
[55]	JPSZWIN is a custom basket of global real estate stocks.
[56]	JPTAOBRL is a custom basket of Brazilian company stocks.
[57]	JPUSX7 is a custom basket of waste and recycling stocks.
[58]	MSFDRUS I – The components of the basket as of September 30, 2024 are shown on the following pages.
[59]	S&P 500 Consumer Staples Index.
[60]	S&P 500 Energy Index.
[61]	S&P 500 Materials Index.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIACTM Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Janus Henderson Group PLC	(8,420)	$ (320,581)	13.22%
Invesco Ltd.	(14,847)	(260,727)	10.75%
T Rowe Price Group, Inc.	(2,077)	(226,304)	9.33%
Abrdn PLC	(87,029)	(190,134)	7.84%
Artisan Partners Asset Management, Inc.	(4,333)	(187,715)	7.74%
Franklin Resources, Inc.	(8,167)	(164,569)	6.79%
Affiliated Managers Group, Inc.	(608)	(108,035)	4.45%
Amundi SA	(1,304)	(97,339)	4.01%
Alliancebernstein Holding LP	(2,626)	(91,620)	3.78%
Schroders PLC	(19,539)	(91,254)	3.76%
StepStone Group, Inc.	(1,552)	(88,227)	3.64%
Federated Hermes, Inc.	(2,314)	(85,100)	3.51%
Cohen & Steers, Inc.	(814)	(78,082)	3.22%
Virtu Financial, Inc.	(2,407)	(73,331)	3.02%
Victory Capital Holdings, Inc.	(1,235)	(68,424)	2.82%
Magellan Financial Group Ltd.	(7,327)	(50,752)	2.09%
IGM Financial, Inc.	(1,615)	(48,465)	2.00%
Anima Holding SpA	(7,701)	(46,729)	1.93%
Virtus Investment Partners, Inc.	(204)	(42,631)	1.76%
Brightsphere Investment Group, Inc.	(1,448)	(36,772)	1.52%
Bridgepoint Group PLC	(6,764)	(31,173)	1.29%
DWS Group GmbH & Company KgaA	(575)	(23,671)	0.98%
Ashmore Group PLC	(4,890)	(13,408)	0.55%
		$ (2,425,043)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Best Buy Company, Inc.	(897)	$ (92,632)	2.14%
Six Flags Entertainment Corporation	(2,027)	(81,686)	1.89%
Mohawk Industries, Inc.	(490)	(78,705)	1.82%
Chewy, Inc., Class A	(2,512)	(73,584)	1.70%
Target Corporation	(467)	(72,824)	1.68%
LCI Industries	(593)	(71,427)	1.65%
Hasbro, Inc.	(986)	(71,341)	1.65%
Whirlpool Corporation	(656)	(70,224)	1.62%
Siteone Landscape Supply, Inc.	(461)	(69,624)	1.61%
Camping World Holdings, Inc., Class A	(2,867)	(69,435)	1.61%
International Game Tachnology PLC	(3,253)	(69,280)	1.60%
Pool Corporation	(179)	(67,449)	1.56%
BRP, Inc.	(1,130)	(67,223)	1.55%
Harley-Davidson, Inc.	(1,738)	(66,979)	1.55%
YETI Holdings, Inc.	(1,616)	(66,285)	1.53%
Mattel, Inc.	(3,428)	(65,306)	1.51%
Life Time Group Holdings, Inc.	(2,639)	(64,440)	1.49%
RH	(186)	(62,245)	1.44%
Floor & Decor Holdings, Inc., Class A	(497)	(61,725)	1.43%
Brunswick Corporation	(726)	(60,834)	1.41%
La-Z-Boy, Inc.	(1,388)	(59,564)	1.38%
Polaris, Inc.	(713)	(59,357)	1.37%
Leggett & Platt, Inc.	(4,303)	(58,599)	1.36%
Carmax, Inc.	(743)	(57,524)	1.33%
Winnebago Industries, Inc.	(960)	(55,795)	1.29%
Penn Entertainment, Inc.	(2,958)	(55,779)	1.29%
Papa John's International, Inc.	(963)	(51,882)	1.20%
Patrick Industries, Inc.	(348)	(49,494)	1.14%
Vail Resorts, Inc.	(274)	(47,674)	1.10%
Cracker Barrel Old Country Store, Inc.	(1,005)	(45,571)	1.05%
Thor Industries, Inc.	(397)	(43,626)	1.01%
Chefs' Warehouse, Inc. (The)	(1,034)	(43,456)	1.01%
Best Buy Company, Inc.	(414)	(42,815)	0.99%
Cheesecake Factory, Inc. (The)	(1,047)	(42,448)	0.98%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Name	Quantity	Value	Weight
BJ's Restaurants, Inc.	(1,293)	$ (42,088)	0.97%
Monro, Inc.	(1,442)	(41,619)	0.96%
Fox Factory Holding Corporation	(995)	(41,310)	0.96%
Bowlero Corporation, Class A	(3,432)	(40,292)	0.93%
Acushnet Holdings Corporation	(625)	(39,837)	0.92%
Genuine Parts Company	(285)	(39,828)	0.92%
Yum! Brands, Inc.	(279)	(38,972)	0.90%
Dollar Tree, Inc.	(552)	(38,807)	0.90%
Jack in the Box, Inc.	(832)	(38,738)	0.90%
United Parks & Resorts, Inc.	(757)	(38,321)	0.89%
Dollar General Corporation	(450)	(38,023)	0.88%
Newell Brands, Inc.	(4,932)	(37,876)	0.88%
Six Flags Entertainment Corporation	(937)	(37,756)	0.87%
Mohawk Industries, Inc.	(226)	(36,378)	0.84%
LKQ Corporation	(902)	(36,026)	0.83%
Marinemax, Inc.	(1,014)	(35,753)	0.83%
Other Underlying Index Components*	(66,049)	(1,584,578)	36.68%
		$ (4,323,034)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIFFOD Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Danone SA	(1,672)	$ (121,641)	5.23%
Unilever PLC	(1,853)	(119,954)	5.15%
Hershey Company (The)	(620)	(118,883)	5.11%
Keurig Dr Pepper, Inc.	(2,955)	(110,751)	4.76%
Campbell Soup Company	(1,825)	(89,270)	3.84%
Coca-Cola Company (The)	(1,237)	(88,868)	3.82%
McCormick & Company, Inc.	(1,078)	(88,689)	3.81%
Conagra Brands, Inc.	(2,677)	(87,060)	3.74%
General Mills, Inc.	(1,147)	(84,679)	3.64%
TreeHouse Foods, Inc.	(1,956)	(82,127)	3.53%
Kraft Heinz Company (The)	(2,236)	(78,491)	3.37%
J M Smucker Company (The)	(624)	(75,582)	3.25%
Barry Callebaut AG	(40)	(74,263)	3.19%
Utz Brands, Inc.	(4,175)	(73,897)	3.17%
Reckitt Benckiser Group PLC	(1,133)	(69,340)	2.98%
Constellation Brands, Inc.	(268)	(68,972)	2.96%
PepsiCo, Inc.	(405)	(68,803)	2.96%
Nestlé S.A.	(646)	(64,940)	2.79%
J & J Snack Foods Corporation	(370)	(63,718)	2.74%
Mondelez International, Inc., Class A	(851)	(62,673)	2.69%
Tootsie Roll Industries, Inc.	(1,925)	(59,611)	2.56%
Flowers Foods, Inc.	(2,453)	(56,588)	2.43%
Tate & Lyle PLC	(5,788)	(52,831)	2.27%
Sysco Corporation	(672)	(52,483)	2.25%
Hormel Foods Corporation	(1,627)	(51,575)	2.22%
Saputo, Inc.	(2,129)	(45,942)	1.97%
Chocoladefabriken Lindt & Spruengli AG	(4)	(45,270)	1.94%
Orkla ASA	(4,189)	(39,502)	1.70%
Post Holdings, Inc.	(316)	(36,567)	1.57%
JDE Peet's NV	(1,672)	(34,914)	1.50%
Dollar Tree, Inc.	(491)	(34,521)	1.48%
Lancaster Colony Corporation	(155)	(27,351)	1.17%
Colgate-Palmolive Company	(262)	(27,232)	1.17%
WK Kellogg Company	(1,334)	(22,824)	0.98%
Hain Celestial Group, Inc. (The)	(2,642)	(22,798)	0.98%
Lamb Weston Holdings, Inc.	(252)	(16,342)	0.70%
B&G Foods, Inc.	(992)	(8,811)	0.38%
		$ (2,327,763)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIPRIV Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
3i Group PLC	13,571	$ 599,894	19.80%
Ares Management Corporation	2,533	394,714	13.03%
Apollo Global Management, Inc.	3,137	391,895	12.94%
Blue Owl Capital, Inc.	18,765	363,327	11.99%
Blackrock, Inc.	331	314,424	10.38%
TPG, Inc.	5,139	295,800	9.77%
Hamilton Lane, Inc., Class A	1,706	287,248	9.48%
Intermediate Capital Group PLC	6,228	185,587	6.13%
Partners Group Holding AG	46	68,696	2.27%
EQT AB	1,933	66,118	2.18%
CFC Capital Partners PLC	2,749	61,432	2.03%
		$ 3,029,135	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIISOXD Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Intel Corporation	(5,388)	$ (126,484)	5.73%
Shin-Etsu Chemical Company Ltd.	(2,895)	(120,572)	5.46%
Advanced Micro Devices, Inc.	(725)	(119,022)	5.39%
Microchip Technology, Inc.	(1,476)	(118,552)	5.37%
BE Semiconductor Industries NV	(922)	(116,619)	5.28%
Applied Materials, Inc.	(560)	(113,274)	5.13%
ON Semiconductor Corporation	(1,550)	(112,592)	5.10%
Marvell Technology, Inc.	(1,557)	(112,341)	5.09%
NXP Semiconductors N.V.	(462)	(110,994)	5.03%
Lam Research Corporation	(136)	(110,878)	5.02%
Texas Instruments, Inc.	(535)	(110,486)	5.00%
Infineon Technologies AG	(3,114)	(109,154)	4.95%
MKS Instruments, Inc.	(990)	(107,662)	4.88%
Lattice Semiconductor Corporation	(2,023)	(107,451)	4.87%
Analog Devices, Inc.	(446)	(102,717)	4.65%
STMicroelectronics N.V.	(3,075)	(91,294)	4.14%
Entegris, Inc.	(571)	(64,316)	2.91%
Rambus, Inc.	(1,338)	(56,508)	2.56%
GlobalFoundries, Inc.	(1,338)	(53,892)	2.44%
Axcelis Technologies, Inc.	(468)	(49,061)	2.22%
Teradyne, Inc.	(351)	(47,061)	2.13%
Kulicke & Soffa Industries, Inc.	(884)	(39,900)	1.81%
Sumco Corporation	(2,581)	(27,733)	1.26%
Soitec	(189)	(18,916)	0.86%
Skyworks Solutions, Inc.	(182)	(18,036)	0.82%
Cohu, Inc.	(574)	(14,750)	0.67%
Qorvo, Inc.	(106)	(10,984)	0.50%
Siltronic AG	(113)	(8,629)	0.39%
Melexis NV	(91)	(7,478)	0.34%
		$ (2,207,356)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIWMAH Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Sherwin-Williams Company	206	$ 78,647	2.68%
Linde PLC	153	72,899	2.48%
Air Liquide S.A.	373	71,872	2.45%
Rio Tinto PLC	977	69,254	2.36%
BHP Group Ltd.	2,104	66,839	2.28%
Glencore PLC	10,414	59,573	2.03%
Ecolab, Inc.	229	58,507	1.99%
CRH PLC	590	54,730	1.86%
Air Products & Chemicals, Inc.	179	53,165	1.81%
Sherwin-Williams Company	134	51,047	1.74%
Newmont Corporation	936	50,038	1.70%
Linde PLC	99	47,316	1.61%
Air Liquide S.A.	242	46,649	1.59%
Holcim AG	473	46,215	1.57%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Name	Quantity	Value	Weight
Rio Tinto PLC	634	$ 44,951	1.53%
BHP Group Ltd.	1,366	43,383	1.48%
Sika AG	130	43,076	1.47%
Givaudan	8	41,478	1.41%
Glencore PLC	6,760	38,667	1.32%
Ecolab, Inc.	149	37,974	1.29%
CRH PLC	383	35,523	1.21%
Fortescue Metals Group Ltd.	2,482	35,483	1.21%
Anglo American PLC	1,076	34,971	1.19%
Air Products & Chemicals, Inc.	116	34,508	1.17%
Newmont Corporation	608	32,478	1.11%
Agnico Eagle Mines Ltd.	401	32,320	1.10%
DuPont de Nemours, Inc.	349	31,126	1.06%
Holcim AG	307	29,996	1.02%
Koninklijke DSM N.V.	212	29,178	0.99%
Barrick Gold Corporation	1,414	28,133	0.96%
Novonesis, Class B	390	28,097	0.96%
Sika AG	84	27,959	0.95%
Martin Marietta Materials, Inc.	50	27,152	0.92%
Vulcan Materials Company	108	27,109	0.92%
Givaudan	5	26,922	0.92%
PPG Industries, Inc.	190	25,230	0.86%
Fortescue Metals Group Ltd.	1,611	23,031	0.78%
Anglo American PLC	699	22,698	0.77%
Teck Resources Ltd., Class B	431	22,528	0.77%
Wheaton Precious Metals Corporation	364	22,203	0.76%
International Flavors & Fragrances, Inc.	206	21,657	0.74%
Agnico Eagle Mines Ltd.	260	20,977	0.71%
DuPont de Nemours, Inc.	227	20,203	0.69%
Smurfit Westrock PLC	403	19,911	0.68%
Franco-Nevada Corporation	156	19,352	0.66%
Koninklijke DSM N.V.	138	18,939	0.64%
Barrick Gold Corporation	918	18,260	0.62%
Novonesis, Class B	253	18,237	0.62%
Martin Marietta Materials, Inc.	33	17,623	0.60%
Vulcan Materials Company	70	17,595	0.60%
Other Underlying Index Components*	46,130	1,091,568	37.16%
		$ 2,937,247	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCBVRG Index Total Return Swap with Citigroup.^

Name	Quantity	Value	Weight
Constellation Brands, Inc.	(1,807)	$ (466,064)	19.12%
Anheuser-Busch Inbev SA	(4,993)	(330,434)	13.55%
Molson Coors Beverage Company, Class B	(5,358)	(308,542)	12.65%
Diageo PLC	(8,460)	(294,820)	12.09%
Brown-Forman Corporation	(4,743)	(233,637)	9.58%
Davide Campari-Milano NV	(21,932)	(185,791)	7.62%
Boston Beer Company, Inc. (The)	(596)	(172,617)	7.08%
MGP Ingredients, Inc.	(1,561)	(130,059)	5.33%
Remy Cointreau SA	(1,120)	(87,194)	3.58%
Heineken NV	(897)	(79,586)	3.26%
Duckhorn Portfolio, Inc. (The)	(13,391)	(77,887)	3.20%
Pernod Ricard SA	(474)	(71,633)	2.94%
		$ (2,438,264)	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFOOILP Index Total Return Swap with Citigroup.^

Name	Quantity	Value	Weight
Equinor ASA	(11,206)	$ (283,581)	8.91%
APA Corporation	(9,331)	(228,390)	7.18%
Marathon Oil Corporation	(7,034)	(187,440)	5.89%
Occidental Petroleum Corporation	(2,567)	(132,371)	4.16%
Magnolia Oil & Gas Corporation	(4,807)	(117,467)	3.69%
SM Energy Company	(2,780)	(111,190)	3.49%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Name	Quantity	Value	Weight
Vår Energi AS	(35,226)	$ (109,294)	3.44%
Woodside Energy Group Ltd.	(5,857)	(102,090)	3.21%
Northern Oil & Gas, Inc.	(2,817)	(99,825)	3.14%
Santos Ltd.	(19,628)	(95,303)	3.00%
Equinor ASA	(3,701)	(93,667)	2.94%
Chord Energy Corporation	(701)	(91,377)	2.87%
Devon Energy Corporation	(2,217)	(86,785)	2.73%
Murphy Oil Corporation	(2,514)	(84,864)	2.67%
EOG Resources, Inc.	(656)	(80,742)	2.54%
Permian Resources Corporation	(5,635)	(76,746)	2.41%
APA Corporation	(3,082)	(75,437)	2.37%
Talos Energy, Inc.	(6,440)	(66,699)	2.10%
Marathon Oil Corporation	(2,323)	(61,911)	1.95%
Aker BP ASA	(2,788)	(59,845)	1.88%
Kosmos Energy Ltd.	(13,568)	(54,714)	1.72%
Matador Resources Company	(1,039)	(51,396)	1.62%
Equinor ASA	(1,908)	(48,289)	1.52%
Occidental Petroleum Corporation	(848)	(43,722)	1.37%
APA Corporation	(1,589)	(38,890)	1.22%
Magnolia Oil & Gas Corporation	(1,588)	(38,799)	1.22%
SM Energy Company	(918)	(36,726)	1.15%
Vår Energi AS	(11,635)	(36,100)	1.13%
Woodside Energy Group Ltd.	(1,935)	(33,720)	1.06%
Northern Oil & Gas, Inc.	(931)	(32,972)	1.04%
Marathon Oil Corporation	(1,198)	(31,917)	1.00%
Santos Ltd.	(6,483)	(31,479)	0.99%
Chord Energy Corporation	(232)	(30,182)	0.95%
Devon Energy Corporation	(732)	(28,665)	0.90%
Murphy Oil Corporation	(830)	(28,031)	0.88%
EOG Resources, Inc.	(217)	(26,669)	0.84%
Permian Resources Corporation	(1,861)	(25,349)	0.80%
Occidental Petroleum Corporation	(437)	(22,540)	0.71%
Talos Energy, Inc.	(2,127)	(22,031)	0.69%
Magnolia Oil & Gas Corporation	(819)	(20,002)	0.63%
Aker BP ASA	(921)	(19,767)	0.62%
SM Energy Company	(473)	(18,934)	0.60%
Vår Energi AS	(5,998)	(18,611)	0.58%
Kosmos Energy Ltd.	(4,482)	(18,072)	0.57%
Woodside Energy Group Ltd.	(997)	(17,384)	0.55%
Northern Oil & Gas, Inc.	(480)	(16,998)	0.53%
Matador Resources Company	(343)	(16,976)	0.53%
Santos Ltd.	(3,342)	(16,228)	0.51%
Chord Energy Corporation	(119)	(15,560)	0.49%
Devon Energy Corporation	(378)	(14,778)	0.46%
Other Underlying Index Components*	(5,559)	(80,885)	2.55%
		$ (3,181,410)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
Hanesbrands, Inc.	(18,478)	$ (135,862)	5.52%
Kingfisher PLC	(29,024)	(125,035)	5.08%
VF Corporation	(5,950)	(118,744)	4.82%
Sally Beauty Holdings, Inc.	(8,573)	(116,375)	4.73%
Hennes & Mauritz AB, Class B	(6,205)	(105,583)	4.29%
Buckle, Inc. (The)	(2,346)	(103,172)	4.19%
Victoria's Secret & Company	(3,925)	(100,910)	4.10%
Newell Brands, Inc.	(12,903)	(99,133)	4.03%
Revolve Group, Inc.	(3,132)	(77,631)	3.15%
Skechers USA, Inc., Class A	(1,131)	(75,703)	3.07%
Under Armour, Inc., Class A	(8,171)	(72,830)	2.96%
Columbia Sportswear Company	(863)	(71,786)	2.92%
Nordstrom, Inc.	(3,122)	(70,242)	2.85%
Levi Strauss & Company, Class A	(3,212)	(70,057)	2.85%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Name	Quantity	Value	Weight
Kohl's Corporation	(3,176)	$ (67,046)	2.72%
Bath & Body Works, Inc.	(2,094)	(66,882)	2.72%
Carter's, Inc.	(1,002)	(65,119)	2.65%
Wolverine World Wide, Inc.	(3,715)	(64,738)	2.63%
Estee Lauder Companies, Class A	(634)	(63,249)	2.57%
Canada Goose Holdings, Inc.	(4,970)	(62,295)	2.53%
Oxford Industries, Inc.	(690)	(59,847)	2.43%
Tapestry, Inc.	(1,256)	(59,022)	2.40%
Foot Locker, Inc.	(2,254)	(58,263)	2.37%
Academy Sports & Outdoors	(914)	(53,349)	2.17%
Adidas AG	(200)	(53,124)	2.16%
Gap, Inc. (The)	(2,326)	(51,312)	2.08%
Amer Sports, Inc.	(3,170)	(50,580)	2.05%
PVH Corporation	(500)	(50,446)	2.05%
Macy's, Inc.	(3,081)	(48,354)	1.96%
Steven Madden Ltd.	(925)	(45,341)	1.84%
Ollie's Bargain Outlet Holdings, Inc.	(448)	(43,597)	1.77%
Puma SE	(1,007)	(42,060)	1.71%
Hugo Boss AG	(833)	(38,133)	1.55%
Kinnevik AB, Class B	(3,542)	(28,800)	1.17%
Crocs, Inc.	(176)	(25,509)	1.04%
ASOS PLC	(2,316)	(13,278)	0.54%
Boohoo Group PLC	(20,196)	(8,063)	0.33%
		$ (2,461,470)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSMBHLUX Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
LVMH Moët Hennessy Louis Vuitton	(632)	$ (485,163)	14.96%
Pernod Ricard SA	(3,166)	(478,998)	14.77%
Dr. Ing. H.c. F. Porsche AG	(5,796)	(462,342)	14.25%
Estee Lauder Companies, Class A	(4,477)	(447,225)	13.79%
Kering	(1,415)	(405,493)	12.50%
Swatch Group AG	(1,830)	(393,066)	12.12%
CIE Financiere Richemont S.A.	(1,677)	(265,807)	8.20%
Burberry Group PLC	(18,110)	(170,133)	5.25%
Remy Cointreau SA	(1,048)	(81,668)	2.52%
Ermenegildo Zegna N.V.	(3,091)	(30,479)	0.94%
Salvatore Ferragamo S.p.A.	(2,952)	(22,822)	0.70%
		$ (3,243,196)	100.00%

The following table represents the individual positions and related values of underlying securities of the JPFUOMED Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Walt Disney Company (The)	(5,279)	$ (508,140)	23.56%
Cinemark Holdings, Inc.	(6,932)	(193,114)	8.96%
ITV PLC	(176,956)	(189,576)	8.79%
IMAX Corporation	(7,157)	(146,895)	6.81%
Warner Bros. Discovery, Inc.	(17,537)	(144,786)	6.71%
Paramount Global	(13,418)	(142,597)	6.61%
Fox Corporation, Class A	(3,349)	(141,854)	6.58%
ProSiebenSat.1 Media SE	(18,453)	(119,654)	5.55%
WPP PLC	(11,595)	(118,434)	5.49%
Lions Gate Entertainment Corporation	(11,651)	(91,291)	4.23%
Grupo Televisa S.A.	(31,516)	(80,738)	3.74%
RTL Group	(1,755)	(59,554)	2.76%
Tegna, Inc.	(3,745)	(59,134)	2.74%
Interpublic Group of Companies, Inc.	(1,303)	(41,252)	1.91%
AMC Networks, Inc.	(4,369)	(37,997)	1.76%
MFE - MediaForEurope N.V.	(7,026)	(34,101)	1.58%
Sinclair, Inc., Class A	(2,137)	(32,717)	1.52%
Metropole Télévision S.A.	(1,103)	(14,974)	0.70%
		$ (2,156,808)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with
Morgan Stanley.^

Name	Quantity	Value	Weight
PDD Holdings, Inc. - ADR	6,583	$ 887,454	3.99%
Eli Lilly & Company	996	882,396	3.97%
Novo Nordisk A/S, Class B	6,124	719,382	3.23%
CSL Ltd.	2,684	531,101	2.39%
ONEOK, Inc.	4,932	449,453	2.02%
Targa Resources Corporation	3,023	447,434	2.01%
Tencent Holdings Ltd.	6,801	389,002	1.75%
Enbridge, Inc.	8,740	354,931	1.60%
Canadian Natural Resources Ltd.	10,515	349,166	1.57%
Mowi ASA	18,475	332,334	1.49%
TransDigm Group, Inc.	230	328,240	1.48%
Proya Cosmetics Company Ltd.	19,582	307,156	1.38%
Williams Companies, Inc. (The)	6,441	294,032	1.32%
Wheaton Precious Metals Corporation	(4,720)	(288,298)	-1.30%
TC Energy Corporation	6,029	286,595	1.29%
Rheinmetall AG	507	274,570	1.23%
Loblaw Companies Ltd.	1,941	258,446	1.16%
Vertiv Holdings Company, Class A	2,561	254,794	1.15%
MPLX, L.P.	5,554	246,931	1.11%
Keyera Corporation	7,774	242,397	1.09%
SalMar ASA	4,588	240,741	1.08%
Sherwin-Williams Company	628	239,689	1.08%
Archer-Daniels-Midland Company	(3,925)	(234,480)	-1.05%
CF Industries Holdings, Inc.	(2,700)	(231,660)	-1.04%
Meituan, Class B	10,200	225,704	1.01%
Kinder Morgan, Inc.	10,051	222,027	1.00%
Arista Networks, Inc.	572	219,545	0.99%
Bunge Global S.A.	(2,266)	(218,986)	-0.98%
FMC Corporation	(3,318)	(218,789)	-0.98%
Safran SA	930	218,586	0.98%
Franco-Nevada Corporation	(1,721)	(213,834)	-0.96%
NVIDIA Corporation	1,746	212,034	0.95%
Antero Midstream Corporation	13,870	208,744	0.94%
Broadcom, Inc.	1,126	194,235	0.87%
International Consolidated Airlines Group S.A.	70,465	193,569	0.87%
Mitsubishi UFJ Financial Group, Inc.	18,674	189,026	0.85%
Enlink Midstream LLC	12,662	183,726	0.83%
Iberdrola S.A.	11,830	182,952	0.82%
Dollarama, Inc.	1,738	178,035	0.80%
SAAB AB	8,345	177,342	0.80%
Royal Gold, Inc.	(1,261)	(176,918)	-0.80%
Continental AG	(2,706)	(175,168)	-0.79%
Borgwarner, Inc.	(4,799)	(174,156)	-0.78%
P/F Bakkafrost	3,005	173,061	0.78%
Zealand Pharma A/S	1,425	172,968	0.78%
Corteva, Inc.	(2,904)	(170,726)	-0.77%
Wingstop, Inc.	409	170,177	0.76%
Trip.com Group Ltd.	2,856	169,732	0.76%
Crane Company	1,072	169,676	0.76%
Kuaishou Technology	23,914	168,748	0.76%
Other Underlying Index Components*	(109,950)	12,405,962	55.75%
		$ 22,249,078	100.00%

^ Components include cash and foreign cash balances which may not be reflected below.
*Largest 50 underlying components by market value at September 30, 2024.